Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 13, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Dec. 31, 2013
Villere Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	VILLX
Villere Equity Fund | Investor Class
Risk/Return:
Trading Symbol	VLEQX